FAIR VALUES - Level 3 Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 ARS ($)
Reconciliation of the financial instruments
Assets at beginning of period	$ 202,420,215
Assets at end of period	249,230,946
Level 3 of fair value hierarchy [member]
Reconciliation of the financial instruments
Assets at beginning of period	4,998
Disposals	$ (4,998)